UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 150, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   ROBERT HUFFMAN
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ ROBERT HUFFMAN                     NORTHBROOK, IL                02/14/2008
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            97
                                         ------------
Form 13F Information Table Value Total:        310669
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x $1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------  ---------  ------  ------   --- ---- ------- -------- ---- ------ ---
ADAMS EXPRESS CO 	        COM	        006212104  4693	    332336  SH		SOLE		332336
ALLSTATE CORP           	COM	         20002101   287	      5500  SH		SOLE		5500
AT&T INC 	                COM	        00206R102   243	      5847  SH		SOLE		5847
BANCROFT FUND LTD 	        COM	        059695106  9778	    506650  SH		SOLE		506650
BANK OF AMERICA CORPORATION 	COM	        060505104   497	     12056  SH		SOLE		12056
BLACKROCK FL INSD MUN 2008 TRM	COM	        09247H106  1327	     90300  SH	        SOLE		90300
BLACKROCK INSD MUN 2008 TRM 	COM	        09247K109   650	     43250  SH	        SOLE            43250
BLACKROCK NY INSD MUN 2008 T	COM	        09247L107  3309	    219900  SH          SOLE		219900
BLACKROCK DIVID ACHIEVRS TM	COM	        09250N107  5090	    414122  SH	        SOLE		414122
BLACKROCK FLA MUN 2020 TERM	COM SHS	        09250M109  1594	    123300  SH	        SOLE		123300
BLACKROCK INSD MUN TERM TR I	COM	        092474105  4767	    481501  SH	        SOLE		481501
BLACKROCK MUNI N Y INTER DUR	COM	        09255F109   134	     10500  SH	        SOLE		10500
BLACKROCK MUNIYIELD CALIF FD	COM	        09254M105   182	     13800  SH	        SOLE		13800
BLACKROCK MUNIYIELD QUALITY 	COM	        09254G108   219	     18900  SH	        SOLE		18900
BLACKROCK PFD INCOME STRATEG   	COM	        09255H105  2654	    166575  SH		SOLE		166575
BLACKROCK S&P QLTY RK EQ MD	SHS BEN INT	09250D109  1238	     72685  SH		SOLE		72685
BLACKROCK STRAT DIVD ACHIEVE	COM	        09249Y107  5015	    408420  SH		SOLE		408420
CITIGROUP INC 	                COM	        172967101  2968	    100802  SH		SOLE		100802
COUNTRYWIDE FINANCIAL CORP 	COM	        222372104   113	     12600  SH		SOLE		12600
CAPITAL ONE FINL CORP      	COM	        14040H105   235	      4307  SH	        SOLE		4307
CHEVRON CORP NEW 	        COM	        166764100   976	     10461  SH		SOLE		10461
DEFINED STRATEGY FD INC	        COM	        24476Y100  5550	    287551  SH		SOLE		287551
DREMAN/CLAYMORE DIVID & INC	COM	        26153R100  1162	     73575  SH		SOLE		73575
EATON VANCE TX MNG BY WRT OP	COM	        27828Y108   616	     36338  SH		SOLE		36338
EATON VANCE TX MGD DIV EQ IN	COM	        27828N102  6906	    415529  SH		SOLE		415529
ELLSWORTH FUND LTD	        COM	        289074106 11759	   1440997  SH		SOLE		1440997
EMERGING MKTS TELECOMNC FD N	COM	        290890102   489	     18000  SH		SOLE		18000
EXELON CORP 	                COM	        30161N101   276	      3380  SH		SOLE		3380
GABELLI DIVD & INCOME TR	COM	        36242H104  6862	    331838  SH		SOLE		331838
GABELLI GLOBAL MULTIMEDIA TR	COM	        36239Q109  7739	    600357  SH		SOLE		600357
GABELLI GLOBAL DEAL FD  	COM SBI	        36245G103  6801	    425300  SH		SOLE		425300
GLOBAL INCOME FD INC	        COM	        37934Y108   122	     31289  SH		SOLE		31289
HANOVER INS GROUP INC   	COM	        410867105   229	      5000  SH		SOLE		5000
ISHARES INC	                MSCI JAPAN	464286848  4534	    341125  SH		SOLE		341125
ISHARES TR	                MSCI EAFE IDX	464287465   530	      6757  SH		SOLE		6757
ISHARES TR                     	1-3 YR TRS BD	464287457  5091	     61941  SH		SOLE		61941
ISHARES TR                     	S&P 100 IND FD	464287101 13907	    202140  SH		SOLE		202140
JP MORGAN CHASE & CO 	        COM	        46625H100   288	     66000  SH		SOLE		66000
LATIN AMERN DISCOVERY FD INC 	COM	        51828C106   316	     10488  SH		SOLE		10488
LINCOLN NATL CORP IND	        COM	        534187109   413	      7098  SH		SOLE		7098
LOEWS CORP 	                COM	        540424108  1812	     36000  SH		SOLE		36000
LIBERTY ALL STAR EQUITY FD	SH BEN INT	530158104  1820	    258226  SH		SOLE		258226
METLIFE INC 	                COM	        59156R108   247	      4010  SH		SOLE		4010
MERCK & CO INC           	COM	        589331107   477	      8200  SH		SOLE		8200
MFS CHARTER INCOME TR          	SHS BEN INT	552727109  6240	    760001  SH		SOLE		760001
MFS GOVT MKTS INCOME TR         SH BEN INT	552939100   571	     84537  SH		SOLE		84537
MFS INTER INCOME TR             SH BEN INT	55273C107 16230	   2669474  SH		SOLE		2669474
MICROSOFT CORP	                COM	        594918104   427	     12000  SH		SOLE		12000
MORGAN STANLEY ASIA PAC FD I	COM	        61744U106  6795	    332336  SH		SOLE		332336
MORGAN STANLEY HIGH YIELD FD	COM	        61744M104   302      52500  SH		SOLE		52500
MORGAN STANLEY 		        QULTY MUN SECS  61745P585   237	     17550  SH		SOLE		17550
NUVEEN EQTY PRM OPPORTUNITYF	COM	        6706EM102  3201	    195900  SH		SOLE		195900
NUVEEN EQUITY PREM & GROWTH	COM	        6706EW100  2594	    151420  SH		SOLE		151420
NUVEEN FLA QUALITY INCOME MU   	COM	        670978105  3532	    270850  SH		SOLE		270850
NUVEEN MULTI STRAT INC & GR	COM	        67073B106   145	     13300  SH		SOLE		13300
NUVEEN MULTI STRAT INC & GR	COM SHS	        67073D102  1339	    121738  SH		SOLE		121738
NUVEEN MUN VAL FD INC	        COM	        670928100  4572	    490527  SH		SOLE		490527
NUVEEN NY MUN VALUE FD          COM	        67062M105   975	    106950  SH		SOLE		106950
NUVEEN NY SELECT QUALITY MUN	COM	        670976109   239	     18082  SH		SOLE		18082
NUVEEN PREM INCOME MUN FD      	COM	        67062T100   800	     60481  SH		SOLE		60481
NUVEEN SELECT TAX FREE INCOME  	SH BEN INT	67063C106  6200	    465436  SH		SOLE		465436
NUVEEN TAX ADV FLTG RATE FUN	COM	        6706EV102   205	     18600  SH		SOLE		18600
OLD REP INTL CORP 	        COM	        680223104   183	     11875  SH		SOLE		11875
PHARMACEUTICAL HLDRS TR        	DEPOSITORY RCPT	71712A206 11364	    143500  SH		SOLE		143500
PIMCO MUN ADVANTAGE FD INC   	COM 	        722015104   845	     65200  SH		SOLE		65200
PIONEER TAX ADVANTAGE BALANC	COM	        723761102  5671	    413957  SH		SOLE		413957
PLUM CREEK TIMBER CO INC	COM	        729251108   269	      5850  SH		SOLE		5850
POWERSHARES EFT TRUST          	FTSE RAFI 1000	73935X583 10032	    172544  SH		SOLE		172544
POWERSHARES EFT TRUST          	DYN INS PTF	73935X641  7390	    432170  SH		SOLE		432170
PUTNAM HIGH YIELD MUN TR        SH BEN INT	746781103  2398	    358495  SH		SOLE		358495
PUTNAM INVT GRADE MUN TR       	COM	        746805100  2535	    266814  SH		SOLE		266814
PUTNAM MANAGED MUN INCM TR     	COM 	        746823103  1495	    214237  SH		SOLE		214237
PUTNAM MASTER INTER INCOME T   	SH BEN INT	746909100  3430	    542758  SH		SOLE		542758
PUTNAM MUN BD FD INC           	SH BEN INT	74683V100  2976	    253742  SH		SOLE		253742
PUTNAM MUN OPPORTUNITES TR     	SH BEN INT	746922103  2724	    241891  SH		SOLE		241891
PUTNAM PREMIER INCOME TR       	SH BEN INT	746853100 10590	   1708079  SH		SOLE		1708079
SOVEREIGN BANCORP INC 	        COM	        845905108   182	     15965  SH		SOLE		15965
SPDR TR                        	UNIT SER 1	78462F103  1593	     10896  SH		SOLE		10896
SUNAMERICA FCSED ALPHA GRW F	COM	        867037103 13521	    714637  SH		SOLE		714637
SUNAMERICA FOCUSE ALPHA LC F	COM	        867038101  4558	    241938  SH		SOLE		241938
TRAVELERS COMPANIES INC 	COM	        89417E109   427	      7936  SH		SOLE		7936
TRI CONTL CORP                	COM	        895436103 18814     900185  SH		SOLE		900185
VAN KAMPEN PA VALUE MUN INCO   	COM	        92112T108  1774     136541  SH		SOLE		136541
VAN KAMPEN ADVANTAGE MUN II	SH BEN INT	92112M103   879      74718  SH		SOLE		74718
VAN KAMPEN TR INVT GRADE MUN    COM	        920929106  7902     573046  SH		SOLE		573046
VAN KAMPEN ADVANTAGE MUN II	SH BEN INT	92112K107   865      71573  SH		SOLE		71573
VAN KAMPEN BD FD               	COM	        920955101   707      42200  SH		SOLE		42200
VERIZON COMMUNICATIONS 	        COM	        92343V104   295       6750  SH		SOLE		6750
WESTERN ASSET CLAYMORE US TR   	COM SH BEN INT	95766Q106  1971     168050  SH		SOLE		168050
WSTRN ASSET/CLYMR US TR INF     COM	        95766R104  4485     381418  SH		SOLE		381418
WESTERN ASSET EMRG MKT DEBT	COM	        95766A101  7897	    443922  SH		SOLE		443922
WESTERN ASSET INFL MGMT FD I  	COM	        95766U107  1996     123534  SH		SOLE		123534
WESTERN ASSET 2008 WW DRL GO   	COM	        95766W103   683	     67847  SH		SOLE		67847
WESTERN ASSET HIGH INCM FD I  	COM	        95766H106   231	     25700  SH		SOLE		25700
WESTERN ASSET HIGH INCM OPP	COM	        95766K109   215	     35856  SH		SOLE		35856
WESTERN ASSET MUN HIGH INC FD	COM	        95766N103   519	     71976  SH		SOLE		71976
WESTERN ASSET MN PRT FD INC	COM	        95766P108   734	     55406  SH		SOLE		55406
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